Segments (Tables)	6 Months Ended
Jun. 30, 2023
Segments [Abstract]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities	The table set forth other information of the Group:
	June 30, 2023
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments	Total
	USD in thousands

Total segments’ assets	16,660	16,096	45,680	3,936	*3,588	(293)	85,667

Total segments’ liabilities	(1,204)	(5,500)	(31,868)	(2,821)	(177)	350	(41,220)
*

Includes investments accounted for using the equity method of USD 592 thousand in relation to Parazero (note 3K), USD 1,142 thousand in relation to Laminera (note 3L) and USD 643 thousand in relation to Polyrizon (note 3G).

	December 31, 2022
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments	Total
	USD in thousands

Total segments’ assets	19,478	15,667	50,999	3,208	11,368	(3,069)	97,651

Total segments’ liabilities	(1,198)	(5,025)	(33,203)	(3,244)	(952)	660	(42,962)

	Period ended June 30, 2023
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments	Total
	USD in thousands

External revenues	-	3,871	48,016	1,498	-	-	53,385

Segment results - operating income (loss)	(6,301)	(2,131)	(46)	140	(1,452)*	-	(9,790)

Non-operating income	157	1,252	-	-	-	-	1,409

Finance income (loss)	(219)	(193)	(765)	(55)	(7)	261	(978)

Profit (Loss) before taxes on income	(6,363)	(1,072)	(811)	85	(1,459)	261	(9,359)

Tax benefit (expense) on income	3	(9)	(340)	-	-	169	(177)

Segment results - profit (loss)	(6,360)	(1,081)	(1,151)	85	(1,459)	430	(9,536)
*

Includes equity losses of USD 655 thousand in relation to Odysight.ai (note 3C), USD 384 thousand in relation to Parazero (note 3K), USD 34 thousand in relation to Laminera (note 3L) and USD 65 thousand in relation to Polyrizon (note 3G).

	Six months ended June 30, 2022
	Corporate	E-commerce	Online Advertising	Online Event Management	Others	Adjustments	Total
	USD in thousands

External revenues	-	2,343	31,144	1,472	-	-	34,959

Segment results - operating income (loss)	(3,366)	(1,098)	638 *	(310)	(1,385)**	(807)	(6,328)

Non-operating income (loss)	64	(63)	(56)	-	137	2,300	2,382

Finance income (loss)	330	(272)	(620)	(277)	(2)	48	(793)

Profit (Loss) before taxes on income	(2,972)	(1,433)	(38)	(587)	(1,250)	1,541	(4,739)

Tax benefit (expense) on income	(5)	(93)	(15)	-	(6)	110	(9)

Segment results - profit (loss)	(2,977)	(1,526)	(53)	(587)	(1,256)	1,651	(4,748)
*	Includes equity loss of USD 215 thousands in relation to Gix Internet.
**	Includes equity loss of USD 1,073 thousands in relation to Odysight.ai.